RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]
(1)	Related party relationships

Name of related parties	Relationship
Beijing Shihui	Being owned by close family members of the Company's Chairman
Zhangye Shihui	Being owned by close family members of the Company's Chairman
Xinjiang Ginbo Seeds Center	Being the non-controlling interest of Xinjiang Origin
Jilin Jinong Hi-tech Development Shares Co.,Ltd.("Jinong")	Being long-term investment of the Company (note 10)
Henan Agricultural University	Being the non-controlling interest of Beijing Origin
Linze Origin Seeds Ltd	Being owned by close family members of the Company's Chairman
De Nong Zheng Cheng Seed Limited	Being owned by close family members of the Company's Chairman
Beijing Origin Zhengzhou Branch("Zhengzhou Branch")	Being controlled by close family members of the Company's Chairman from August 16, 2017 to September 21, 2018

Schedule Of Amounts Due From Related Parties [Table Text Block]
(1)	Due from related parties

	September 30,
	2017	2018
	RMB	RMB

Beijing Shihui (i)	55,940	-
De Nong Zheng Cheng Seed Limited	-	129,506

	55,940	129,506

Note (i): Balance due from Shihui as of September 30, 207 mainly consisted of receivables of RMB38,200 related to disposal of the commercial seed business and working capital loan of RMB17,740.

Schedule Of Amounts Due To Related Parties [Table Text Block]
(2)	Due to related parties

	September 30,
	2017	2018
	RMB	RMB

Beijing Shihui	-	137,811
Zhangye Shihui	-	10,000
Linze Origin Seeds Limited	-	123,579
Henan Agriculture University	-	1,000
Xinjiang Ginbo Seeds Center (i)	10,000	10,000
Companies controlled by the Company’s directors	1,576	1,634
The Company’s Chairman	-	9,692
Ex-shareholders	16	16

	11,592	293,732

Note (i): Xinjiang Origin has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2016, which is unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions [Table Text Block]
(3)	Transactions with related parties

(a)	Sales to

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Linze Origin Seeds Limited	-	-	45
Zhengzhou Branch	-	-	7,803

	-	-	7,848

(b)	Technology usage fees charged by

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Henan Agriculture University	1,000	-	-

The above amounts related to technology usage fees paid to certain related party for the exclusive right to use certain seed technologies.

(c)	Rental income received from

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	250	-	-

(d)	Service income received from

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	-	396	-

(e)	Service fee charged by

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	-	600	-

(f)	License usage fees charged to

	Year ended September 30,
	2016	2017	2018
	RMB	RMB	RMB

Beijing Shihui	-	-	1,575